Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories [Text Block]

16Inventories

Inventories are summarized as follows:

Philips Group

Inventories

in millions of EUR

	2020	2021
Raw materials and supplies	992	1,143
Work in process	537	646
Finished goods	1,464	1,660
Inventories	2,993	3,450

The write-down of inventories to net realizable value was EUR 177 million in 2021 (2020: EUR 180 million). The write-down is included in cost of sales.